Share-based awards- Share options (Details) - Options ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥) $ / shares shares	Mar. 31, 2020 $ / shares shares	Sep. 30, 2020 $ / shares
Number of share options
Outstanding at beginning of year	6,393,303
Exercised	(296,177)
Outstanding at end of year	6,097,126	6,393,303
Vested and exercisable	4,578,891
Vested and expected to vest	5,924,098
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 87.81
Exercised | $ / shares	69.15
Outstanding at end of year | $ / shares	$ 88.72	$ 87.81
Vested and exercisable | $ / shares			$ 72.49
Vested and expected to vest | $ / shares			$ 85.98
Weighted average remaining contractual life
Weighted average remaining contractual life, outstanding	3 years 1 month 6 days	3 years 4 months 24 days
Weighted average remaining contractual life, vested and exercisable	2 years 4 months 24 days
Weighted average remaining contractual life, vested and expected to vest	2 years 10 months 24 days
Fair value assumptions
Unamortized compensation costs | ¥	$ 201
Weighted average period over which unamortized compensation costs expected be recognized	2 years 10 months 24 days
Non-employees
Number of share options
Outstanding at end of year	25,050